Long term Investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long-term Investments.
Equity securities without readily determinable fair values using the measurement alternative	¥ 708,124	¥ 700,459
Equity securities without readily determinable fair values using the NAV practical expedient	72,434	30,185
Equity securities with readily determinable fair values	140,985	294,561
Equity investments accounted for using the equity method	1,354	160,526
Long-term time deposits	0	409,645
Total	¥ 922,897	¥ 1,595,376